Loans and advances to central banks and credit institutions (Tables)	12 Months Ended
Dec. 31, 2019
Loans and advances to central banks and credit institutions
Loans and advances to banks and credit institutions
The detail, by classification, type and currency, of Loans and advances to central banks and credit institutions in the consolidated balance sheets is as follows:

Million euros
	2019	2018*	2017
CENTRAL BANKS
Classification:
Financial assets held for trading	—	—	—
Non-trading financial assets mandatorily at fair value through profit or loss	—	—
Financial assets designated at fair value through profit or loss	6,473	9,226	—
Financial assets designated at fair value through other comprehensive income	—	—
Financial assets at amortised cost	18,474	15,601
Loans and receivables			26,278
	24,947	24,827	26,278
Type:
Time deposits	17,533	15,601	17,359
Reverse repurchase agreements	7,414	9,226	8,919
Impaired assets	—	—	—
Valuation adjustments for impairment	—	—	—
	24,947	24,827	26,278
CREDIT INSTITUTIONS
Classification:
Financial assets held for trading	—	—	1,696
Non-trading financial assets mandatorily at fair value through profit or loss	—	2
Financial assets designated at fair value through profit or loss	21,649	23,097	9,889
Financial assets designated at fair value through other comprehensive income	—	—
Financial assets at amortised cost	40,943	35,480
Loans and receivables			39,567
	62,592	58,579	51,152
Type:
Time deposits	9,699	10,759	8,169
Reverse repurchase agreements	31,180	33,547	21,765
Non- loans advances	21,726	14,283	21,232
Impaired assets	1	2	4
Valuation adjustments for impairment	(14)	(12)	(18)
	62,592	58,579	51,152
Currency:
Euro	32,248	24,801	23,286
Pound sterling	3,659	4,073	5,582
US dollar	14,442	19,238	15,325
Brazilian real	30,919	28,310	28,140
Other currencies	6,271	6,984	5,097
TOTAL	87,539	83,406	77,430

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).